Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Disclosure of segment reporting [Line Items]
Segment revenue	₨ 20,685,613	$ 318,044	₨ 18,432,020		₨ 15,034,896
Allocated segment expenses	(16,681,054)	(256,474)	(14,856,821)		(11,693,486)
Segment operating income / (loss)	4,004,559	61,570	3,575,199		3,341,410
Unallocated expenses:
Selling, general and administrative expenses	(1,148,710)	(17,662)	(1,004,673)		(889,665)
Depreciation and amortization	(1,754,537)	(26,976)	(1,758,776)		(1,598,037)
Other income / (expense), net	189,738	2,918	145,872		104,885
Finance income	129,325	1,988	122,584		45,437
Finance expenses	(496,780)	(7,638)	(437,109)		(565,712)
Profit before income taxes	923,595	14,200	643,097		438,318
Income tax (expense) / benefit	(194)	(3)	(698)		135
Profit / (loss) for the year	923,401	$ 14,197	642,399		438,453
Telecom services [member]
Disclosure of segment reporting [Line Items]
Segment revenue	9,981,730		10,173,014	[1]	9,549,289
Allocated segment expenses	(7,653,359)		(8,050,025)	[1]	(7,342,032)
Segment operating income / (loss)	2,328,371		2,122,989	[1]	2,207,257
Data center services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	2,434,561		1,975,076	[1]	1,522,944
Allocated segment expenses	(1,753,440)		(1,489,135)	[1]	(1,165,293)
Segment operating income / (loss)	681,121		485,941	[1]	357,651
Cloud and managed services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	956,672		919,960	[1]	941,204
Allocated segment expenses	(1,052,720)		(824,979)	[1]	(767,109)
Segment operating income / (loss)	(96,048)		94,981	[1]	174,095
Technology integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	3,444,642		2,687,852	[1]	1,705,702
Allocated segment expenses	(2,933,507)		(2,306,170)	[1]	(1,419,287)
Segment operating income / (loss)	511,135		381,682	[1]	286,415
Applications integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	3,868,008		2,676,118	[1]	1,315,757
Allocated segment expenses	(3,288,028)		(2,186,512)	[1]	(999,765)
Segment operating income / (loss)	579,980		489,606	[1]	315,992
Total Segments [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	10,703,883		8,259,006	[1]	5,485,607
Allocated segment expenses	(9,027,695)		(6,806,796)	[1]	(4,351,454)
Segment operating income / (loss)	₨ 1,676,188		₨ 1,452,210	[1]	₨ 1,134,153

[1]	The Chief Operating Decision Maker (CODM) has evaluated and grouped Data Center services, cloud and managed services, technology integration services and applications integration services into Data Center and IT services. There are no changes in the components of Telecom service segment. Accordingly, the segment information has been presented.